Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
Note 8. Net Loss Per Share
Basic and diluted net loss per share is computed by dividing net loss by the weighted-average number of common stock outstanding for the period. For periods in which the Company generated a net loss, the Company does not include the potential impact of dilutive securities in diluted net loss per share, as the impact of these items is anti-dilutive. Specifically, NSOs granted under the 2024 Plan to purchase an aggregate of 40,000,000 shares of the Company’s common stock were considered anti-dilutive and therefore were excluded from the computation of diluted net loss per share for the six months ended June 30, 2025. There were no outstanding securities considered anti-dilutive for computation of diluted net loss per share for the six months ended June 30, 2025.

	Six Months Ended June 30,
	2025	2024
Net loss (in thousands)	$(1,664)	$(2,616)
Net loss per share — basic and diluted	$(0.01)	$(0.02)

Weighted average number of shares during the period — basic and diluted	$160,000,000	$160,000,000

Note 10. Net Loss Per Share
Basic and diluted net loss per share is computed by dividing net loss by the weighted-average number of common stock outstanding for the period. For periods in which the Company generated a net loss, the Company does not include the potential impact of dilutive securities in diluted net loss per share, as the impact of these items is anti-dilutive. Specifically, NSOs granted under the 2024 Plan to purchase an aggregate of 40,000,000 shares of the Company’s common stock were considered anti-dilutive and therefore were excluded from the computation of diluted net loss per share for the year ended December 31, 2024. There were no outstanding securities considered anti-dilutive for computation of diluted net loss per share for the year ended December 31, 2024.

	Year Ended December 31,
	2024	2023
Net loss (in thousands)	$(4,690)	$(3,261)

Net loss per share — basic and diluted	$(0.03)	$(0.02)
Weighted average number of shares during the period — basic and diluted	160,000,000	160,000,000